Investment Securities - Additional Information (Detail)	Dec. 31, 2019 USD ($) Security	Dec. 31, 2018 USD ($) Security
Schedule of Available-for-sale Securities [Line Items]
Federal Reserve stock owned by Company | $	$ 509,000	$ 509,000
Federal Home Loan Bank stock (FHLB) | $	635,000	585,000
Securities available for sale pledged as collateral on public deposits | $	$ 65,300,000	$ 71,500,000
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	3	4
Number of available for sale securities related to unrealized losses more than twelve months	4	16
Number of securities related to unrealized losses		2
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	6	1
Number of available for sale securities related to unrealized losses more than twelve months	9	16
U S States And Political
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses more than twelve months		8
Number of securities related to unrealized losses		2
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	1	1
Number of available for sale securities related to unrealized losses more than twelve months		1
Number of securities related to unrealized losses	1